HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
STATEMENT OF ASSETS AND LIABILITIES - UNAUDITED
JUNE 30, 1998

                                                                                                                     & Berman
                                                                                       Neuberger     Neuberger       Advisers
                                                                                       & Berman       & Berman      Management
                                                         Hartford        HVA           Advisers       Advisers        Trust
                                          Hartford       Capital        Money         Management     Management      Limited
                                             Bond      Appreciation     Market          Trust         Trust          Maturity
                                          Fund, Inc.    Fund, Inc.    Fund, Inc.       Partners      Balanced          Bond
                                          Portfolio     Portfolio     Portfolio       Portfolio      Portfolio       Portfolio
                                          ---------     ---------     ---------       ---------      ---------       ---------
ASSETS:
  Investments:
   Hartford Bond Fund, Inc.
      Shares           694,601
      Cost            $734,922
      Market Value . . . . . . . . . . . $  758,459           -              -              -              -              -
   Hartford Capital Appreciation
     Fund, Inc.
      Shares            54,486
      Cost            $234,278
      Market Value . . . . . . . . . . .        -        $252,389            -              -              -              -
   HVA Money Market Fund, Inc.
     Portfolio
      Shares         4,659,446
      Cost          $4,659,446
      Market Value . . . . . . . . . . .        -             -       $4,659,446            -              -              -
   Neuberger & Berman Advisers
     Management Trust Partners
     Portfolio
      Shares           119,368
      Cost          $2,283,562
      Market Value . . . . . . . . . . .        -             -              -       $2,297,824            -              -
   Neuberger & Berman Advisers
     Management Trust Balanced
     Portfolio
      Shares            33,443
      Cost            $528,725
      Market Value . . . . . . . . . . .        -             -              -              -         $538,769            -
   Neuberger & Berman Advisers
     Management Trust Limited
     Maturity
      Bond Portfolio
      Shares            36,673
      Cost            $505,234
      Market Value . . . . . . . . . . .        -             -              -              -              -         $497,646
   Fidelity VIPF Equity-Income
     Portfolio
      Shares            42,732
      Cost          $1,012,052
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Fidelity VIPF High Income
     Portfolio
      Shares            12,703
      Cost            $161,870
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Fidelity VIPF Overseas
     Portfolio
      Shares            33,211
      Cost            $655,253
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Fidelity VIPF II Asset Manager
     Portfolio
      Shares            55,467
      Cost            $946,758
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Alger American Small
     Capitalization Portfolio
      Shares             4,866
      Cost            $206,571
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Alger American Growth Portfolio
      Shares            17,202
      Cost            $705,766
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
  J.P. Morgan Bond Portfolio
      Shares            50,209
      Cost            $575,335
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
  J.P. Morgan Equity Portfolio
      Shares           121,490
      Cost          $1,940,219
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
  J.P. Morgan Small Company
    Portfolio
      Shares            30,061
      Cost            $416,904
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
  J.P. Morgan International
    Opportunities Portfolio
      Shares            60,590
      Cost            $670,277
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Morgan Stanley Universal
     Funds, Inc. Fixed Income
     Portfolio
      Shares           130,385
      Cost          $1,392,456
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Morgan Stanley Universal Funds,
     Inc. High Yield Portfolio
      Shares            22,246
      Cost            $253,664
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Morgan Stanley Universal Funds,
     Inc. Equity Growth Portfolio
      Shares             7,075
      Cost            $180,890
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Morgan Stanley Universal Funds,
     Inc. Value Portfolio
      Shares             1,844
      Cost             $32,286
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Morgan Stanley Universal Funds,
     Inc. Global Equity Portfolio
      Shares            15,044
      Cost            $189,658
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Morgan Stanley Universal Funds,
     Inc. Emerging Market Equity
     Portfolio
      Shares             1,869
      Cost             $25,914
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
  Bankers Trust Equity 500 Index Fund
      Shares           138,099
      Cost          $1,572,101
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
  Bankers Trust Small Cap Index Fund
      Shares            66,491
      Cost            $708,458
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
  Bankers Trust EAFE Equity
    Index Fund
      Shares            31,076
      Cost            $329,916
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
  Receivable from Hartford Life
    And Annuity Insurance Company. . . .        -             -              -           15,918          5,446            939
                                          ---------      --------     ----------     ----------       --------       --------
   Total Assets. . . . . . . . . . . . .    758,459       252,389      4,659,446      2,313,742        544,215        498,585
                                          ---------      --------     ----------     ----------       --------       --------

LIABILITIES:
  Payable to Hartford Life and
    Annuity Insurance Company                   -             -              -              -              -              -
                                          ---------      --------     ----------     ----------       --------       --------
   Total Liabilities . . . . . . . . . .        -             -              -              -              -              -
                                          ---------      --------     ----------     ----------       --------       --------

   Net Assets. . . . . . . . . . . . . . $  758,459      $252,389     $4,659,446     $2,313,742       $544,215       $498,585
                                          ---------      --------     ----------     ----------       --------       --------
                                          ---------      --------     ----------     ----------       --------       --------

VARIABLE LIFE INSURANCE POLICIES:
  Units Owned by Participants. . . . . .     65,035        17,446        431,664        161,711         40,264         44,889
  Unit Price . . . . . . . . . . . . . . $  11.4856      $13.6823     $  10.7692     $  14.2200       $13.1886       $10.8650

  Units Owned by Hartford Life
    and Annuity Insurance Company. . . .      1,000         1,000          1,000          1,000          1,000          1,000
  Unit Price . . . . . . . . . . . . . . $  11.4856      $13.6823     $  10.7692     $  14.2200       $13.1886       $10.8650


                                           Fidelity      Fidelity                      Fidelity        Alger
                                             VIPF          VIPF         Fidelity        VIPF II       American        Alger
                                           Equity-         High           VIPF           Asset         Small         American
                                            Income        Income        Overseas        Manager    Capitalization    Growth
                                           Portfolio     Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                           ---------     ---------      ---------     ---------      ---------      ---------
ASSETS:
  Investments:
   Hartford Bond Fund, Inc.
      Shares           694,601
      Cost            $734,922
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Hartford Capital Appreciation
     Fund, Inc.
      Shares            54,486
      Cost            $234,278
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   HVA Money Market Fund, Inc.
     Portfolio
      Shares         4,659,446
      Cost          $4,659,446
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Neuberger & Berman Advisers
     Management Trust Partners
     Portfolio
      Shares           119,368
      Cost          $2,283,562
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Neuberger & Berman Advisers
     Management Trust Balanced
     Portfolio
      Shares            33,443
      Cost            $528,725
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Neuberger & Berman Advisers
     Management Trust Limited
     Maturity
      Bond Portfolio
      Shares            36,673
      Cost            $505,234
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Fidelity VIPF Equity-Income
     Portfolio
      Shares            42,732
      Cost          $1,012,052
      Market Value . . . . . . . . . . . $1,075,556           -              -              -              -              -
   Fidelity VIPF High Income
     Portfolio
      Shares            12,703
      Cost            $161,870
      Market Value . . . . . . . . . . .        -        $160,442            -              -              -              -
   Fidelity VIPF Overseas
     Portfolio
      Shares            33,211
      Cost            $655,253
      Market Value . . . . . . . . . . .        -             -         $684,818            -              -              -
   Fidelity VIPF II Asset Manager
     Portfolio
      Shares            55,467
      Cost            $946,758
      Market Value . . . . . . . . . . .        -             -              -       $  956,798            -              -
   Alger American Small
     Capitalization Portfolio
      Shares             4,866
      Cost            $206,571
      Market Value . . . . . . . . . . .        -             -              -              -         $209,881            -
   Alger American Growth Portfolio
      Shares            17,202
      Cost            $705,766
      Market Value . . . . . . . . . . .        -             -              -              -              -         $785,428
  J.P. Morgan Bond Portfolio
      Shares            50,209
      Cost            $575,335
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
  J.P. Morgan Equity Portfolio
      Shares           121,490
      Cost          $1,940,219
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
  J.P. Morgan Small Company
    Portfolio
      Shares            30,061
      Cost            $416,904
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
  J.P. Morgan International
    Opportunities Portfolio
      Shares            60,590
      Cost            $670,277
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Morgan Stanley Universal
     Funds, Inc. Fixed Income
     Portfolio
      Shares           130,385
      Cost          $1,392,456
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Morgan Stanley Universal Funds,
     Inc. High Yield Portfolio
      Shares            22,246
      Cost            $253,664
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Morgan Stanley Universal Funds,
     Inc. Equity Growth Portfolio
      Shares             7,075
      Cost            $180,890
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Morgan Stanley Universal Funds,
     Inc. Value Portfolio
      Shares             1,844
      Cost             $32,286
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Morgan Stanley Universal Funds,
     Inc. Global Equity Portfolio
      Shares            15,044
      Cost            $189,658
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
   Morgan Stanley Universal Funds,
     Inc. Emerging Market Equity
     Portfolio
      Shares             1,869
      Cost             $25,914
      Market Value . . . . . . . . . . .                      -              -              -              -              -
  Bankers Trust Equity 500 Index Fund
      Shares           138,099
      Cost          $1,572,101
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
  Bankers Trust Small Cap Index Fund
      Shares            66,491
      Cost            $708,458
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
  Bankers Trust EAFE Equity
    Index Fund
      Shares            31,076
      Cost            $329,916
      Market Value . . . . . . . . . . .        -             -              -              -              -              -
  Receivable from Hartford Life
    And Annuity Insurance Company. . . .    181,668         1,777            996          6,413          2,068         10,004
                                         ----------      --------     ----------     ----------       --------       --------
   Total Assets. . . . . . . . . . . . .  1,257,224       162,219        685,814        963,211        211,949        795,432
                                         ----------      --------     ----------     ----------       --------       --------

LIABILITIES:
  Payable to Hartford Life and
    Annuity Insurance Company                   -             -              -              -              -              -
                                         ----------      --------     ----------     ----------       --------       --------
   Total Liabilities . . . . . . . . . .        -             -              -              -              -              -
                                         ----------      --------     ----------     ----------       --------       --------

   Net Assets. . . . . . . . . . . . . . $1,257,224      $162,219       $685,814       $963,211       $211,949       $795,432
                                         ----------      --------     ----------     ----------       --------       --------
                                         ----------      --------     ----------     ----------       --------       --------

VARIABLE LIFE INSURANCE POLICIES:
  Units Owned by Participants. . . . . .     88,132        12,072         51,329         72,216         16,139         50,128
  Unit Price . . . . . . . . . . . . . . $  14.1052      $12.4100       $13.1057       $13.1557       $12.3667       $15.5578

  Units Owned by Hartford Life
    and Annuity Insurance Company. . . .      1,000         1,000          1,000          1,000          1,000          1,000
  Unit Price . . . . . . . . . . . . . . $  14.1052      $12.4100       $13.1057       $13.1557       $12.3667       $15.5578


                                                                                                      Morgan          Morgan
                                                                                                     Stanley         Stanley
                                                                        J.P.            J.P.        Universal       Universal
                                            J.P.          J.P.         Morgan          Morgan       Funds, Inc.     Funds, Inc.
                                           Morgan        Morgan         Small       International     Fixed            High
                                            Bond         Equity        Company      Opportunities     Income           Yield
                                          Portfolio     Portfolio     Portfolio       Portfolio      Portfolio       Portfolio
                                          ---------     ---------     ---------       ---------      ---------       ---------
ASSETS:
  Investments:
   Hartford Bond Fund, Inc.
      Shares           694,601
      Cost            $734,922
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Hartford Capital Appreciation
     Fund, Inc.
      Shares            54,486
      Cost            $234,278
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   HVA Money Market Fund, Inc.
     Portfolio
      Shares         4,659,446
      Cost          $4,659,446
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Neuberger & Berman Advisers
     Management Trust Partners
     Portfolio
      Shares           119,368
      Cost          $2,283,562
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Neuberger & Berman Advisers
     Management Trust Balanced
     Portfolio
      Shares            33,443
      Cost            $528,725
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Neuberger & Berman Advisers
     Management Trust Limited
     Maturity
      Bond Portfolio
      Shares            36,673
      Cost            $505,234
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Fidelity VIPF Equity-Income
     Portfolio
      Shares            42,732
      Cost          $1,012,052
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Fidelity VIPF High Income
     Portfolio
      Shares            12,703
      Cost            $161,870
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Fidelity VIPF Overseas
     Portfolio
      Shares            33,211
      Cost            $655,253
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Fidelity VIPF II Asset Manager
     Portfolio
      Shares            55,467
      Cost            $946,758
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Alger American Small
     Capitalization Portfolio
      Shares             4,866
      Cost            $206,571
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Alger American Growth Portfolio
      Shares            17,202
      Cost            $705,766
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
  J.P. Morgan Bond Portfolio
      Shares            50,209
      Cost            $575,335
      Market Value . . . . . . . . . . . $ 586,447            -              -              -              -              -
  J.P. Morgan Equity Portfolio
      Shares           121,490
      Cost          $1,940,219
      Market Value . . . . . . . . . . .       -       $1,976,642            -              -              -              -
  J.P. Morgan Small Company
    Portfolio
      Shares            30,061
      Cost            $416,904
      Market Value . . . . . . . . . . .       -              -         $406,426            -              -              -
  J.P. Morgan International
    Opportunities Portfolio
      Shares            60,590
      Cost            $670,277
      Market Value . . . . . . . . . . .       -              -              -         $661,638            -              -
   Morgan Stanley Universal
     Funds, Inc. Fixed Income
     Portfolio
      Shares           130,385
      Cost          $1,392,456
      Market Value . . . . . . . . . . .       -              -              -              -       $1,405,546            -
   Morgan Stanley Universal Funds,
     Inc. High Yield Portfolio
      Shares            22,246
      Cost            $253,664
      Market Value . . . . . . . . . . .       -              -              -              -              -         $244,923
   Morgan Stanley Universal Funds,
     Inc. Equity Growth Portfolio
      Shares             7,075
      Cost            $180,890
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Morgan Stanley Universal Funds,
     Inc. Value Portfolio
      Shares             1,844
      Cost             $32,286
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Morgan Stanley Universal Funds,
     Inc. Global Equity Portfolio
      Shares            15,044
      Cost            $189,658
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Morgan Stanley Universal Funds,
     Inc. Emerging Market Equity
     Portfolio
      Shares             1,869
      Cost             $25,914
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
  Bankers Trust Equity 500 Index Fund
      Shares           138,099
      Cost          $1,572,101
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
  Bankers Trust Small Cap Index Fund
      Shares            66,491
      Cost            $708,458
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
  Bankers Trust EAFE Equity
    Index Fund
      Shares            31,076
      Cost            $329,916
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
  Receivable from Hartford Life
    And Annuity Insurance Company. . . .       696           354            -              704            -              394
                                         ---------    ----------     ----------     ----------     ----------       --------
   Total Assets. . . . . . . . . . . . .   587,143     1,976,996        406,426        662,342      1,405,546        245,317
                                         ---------    ----------     ----------     ----------     ----------       --------

LIABILITIES:
  Payable to Hartford Life and
    Annuity Insurance Company. . . . . .       -             -              -              -              -              -
                                         ---------    ----------     ----------     ----------     ----------       --------
   Total Liabilities . . . . . . . . . .       -             -              -              -              -              -
                                         ---------    ----------     ----------     ----------     ----------       --------

   Net Assets. . . . . . . . . . . . . . $ 587,143    $1,976,996       $406,426       $662,342     $1,405,546       $245,317
                                         ---------    ----------     ----------     ----------     ----------       --------
                                         ---------    ----------     ----------     ----------     ----------       --------

VARIABLE LIFE INSURANCE POLICIES:
  Units Owned by Participants. . . . . .    56,034       169,471         36,098         60,291        134,965         22,951
  Unit Price . . . . . . . . . . . . . .  $10.2947      $11.5972       $10.9554       $10.8065       $10.4142       $10.2424

  Units Owned by Hartford Life
    and Annuity Insurance Company. . . .     1,000          1,000          1,000          1,000            -            1,000
  Unit Price . . . . . . . . . . . . . .  $10.2947       $11.5972       $10.9554       $10.8065     $      -         $10.2424


                                                                                        Morgan
                                            Morgan                         Morgan       Stanley       Bankers        Bankers
                                           Stanley         Morgan         Stanley      Universal       Trust          Trust
                                          Universal       Stanley        Universal    Funds, Inc.     Equity          Small
                                         Funds, Inc.     Universal      Funds, Inc.    Emerging         500            Cap
                                           Equity       Funds, Inc.       Global        Market         Index          Index
                                           Growth          Value          Equity        Equity         Fund            Fund
                                         Portfolio       Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
                                         ---------       ---------      ---------      ---------     ---------      ---------
ASSETS:
  Investments:
   Hartford Bond Fund, Inc.
      Shares           694,601
      Cost            $734,922
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Hartford Capital Appreciation
     Fund, Inc.
      Shares            54,486
      Cost            $234,278
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   HVA Money Market Fund, Inc.
     Portfolio
      Shares         4,659,446
      Cost          $4,659,446
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Neuberger & Berman Advisers
     Management Trust Partners
     Portfolio
      Shares           119,368
      Cost          $2,283,562
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Neuberger & Berman Advisers
     Management Trust Balanced
     Portfolio
      Shares            33,443
      Cost            $528,725
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Neuberger & Berman Advisers
     Management Trust Limited
     Maturity
      Bond Portfolio
      Shares            36,673
      Cost            $505,234
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Fidelity VIPF Equity-Income
     Portfolio
      Shares            42,732
      Cost          $1,012,052
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Fidelity VIPF High Income
     Portfolio
      Shares            12,703
      Cost            $161,870
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Fidelity VIPF Overseas
     Portfolio
      Shares            33,211
      Cost            $655,253
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Fidelity VIPF II Asset Manager
     Portfolio
      Shares            55,467
      Cost            $946,758
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Alger American Small
     Capitalization Portfolio
      Shares             4,866
      Cost            $206,571
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Alger American Growth Portfolio
      Shares            17,202
      Cost            $705,766
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
  J.P. Morgan Bond Portfolio
      Shares            50,209
      Cost            $575,335
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
  J.P. Morgan Equity Portfolio
      Shares           121,490
      Cost          $1,940,219
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
  J.P. Morgan Small Company
    Portfolio
      Shares            30,061
      Cost            $416,904
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
  J.P. Morgan International
    Opportunities Portfolio
      Shares            60,590
      Cost            $670,277
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Morgan Stanley Universal
     Funds, Inc. Fixed Income
     Portfolio
      Shares           130,385
      Cost          $1,392,456
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Morgan Stanley Universal Funds,
     Inc. High Yield Portfolio
      Shares            22,246
      Cost            $253,664
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
   Morgan Stanley Universal Funds,
     Inc. Equity Growth Portfolio
      Shares             7,075
      Cost            $180,890
      Market Value . . . . . . . . . . .  $104,283            -              -              -              -              -
   Morgan Stanley Universal Funds,
     Inc. Value Portfolio
      Shares             1,844
      Cost             $32,286
      Market Value . . . . . . . . . . .       -          $22,917            -              -              -              -
   Morgan Stanley Universal Funds,
     Inc. Global Equity Portfolio
      Shares            15,044
      Cost            $189,658
      Market Value . . . . . . . . . . .       -              -         $198,133            -              -              -
   Morgan Stanley Universal Funds,
     Inc. Emerging Market Equity
     Portfolio
      Shares             1,869
      Cost             $25,914
      Market Value . . . . . . . . . . .       -              -              -          $14,918            -              -
  Bankers Trust Equity 500 Index Fund
      Shares           138,099
      Cost          $1,572,101
      Market Value . . . . . . . . . . .       -              -              -              -       $1,661,332            -
  Bankers Trust Small Cap Index Fund
      Shares            66,491
      Cost            $708,458
      Market Value . . . . . . . . . . .       -              -              -              -              -         $724,284
  Bankers Trust EAFE Equity
    Index Fund
      Shares            31,076
      Cost            $329,916
      Market Value . . . . . . . . . . .       -              -              -              -              -              -
  Receivable from Hartford Life
    And Annuity Insurance Company. . . .     3,172            -               14            -               19            -
                                         ---------     ----------     ----------     ----------     ----------       --------
   Total Assets. . . . . . . . . . . . .   107,455         22,917        198,147         14,918      1,661,351        724,284
                                         ---------     ----------     ----------     ----------     ----------       --------

LIABILITIES:
  Payable to Hartford Life and
    Annuity Insurance Company. . . . . .       -               64            -               35            -              -
                                         ---------     ----------     ----------     ----------     ----------       --------
   Total Liabilities . . . . . . . . . .       -               64            -               35            -              -
                                         ---------     ----------     ----------     ----------     ----------       --------

   Net Assets. . . . . . . . . . . . . .  $107,455        $22,853       $198,147        $14,883     $1,661,351       $724,284
                                         ---------     ----------     ----------     ----------     ----------       --------
                                         ---------     ----------     ----------     ----------     ----------       --------

VARIABLE LIFE INSURANCE POLICIES:
  Units Owned by Participants. . . . . .     8,350          1,107         16,787            655        148,136         70,682
  Unit Price . . . . . . . . . . . . . .  $11.4931       $10.8451       $11.1399        $8.9922     $  11.2150       $10.1042

  Units Owned by Hartford Life
    and Annuity Insurance Company. . . .     1,000          1,000          1,000          1,000            -            1,000
  Unit Price . . . . . . . . . . . . . .  $11.4931       $10.8451       $11.1399        $8.9922     $      -         $10.1042


                                           Bankers
                                            Trust
                                            EAFE
                                           Equity
                                           Index
                                            Fund
                                          Portfolio
                                          ---------
ASSETS:
  Investments:
   Hartford Bond Fund, Inc.
      Shares           694,601
      Cost            $734,922
      Market Value . . . . . . . . . . .       -
   Hartford Capital Appreciation
     Fund, Inc.
      Shares            54,486
      Cost            $234,278
      Market Value . . . . . . . . . . .       -
   HVA Money Market Fund, Inc.
     Portfolio
      Shares         4,659,446
      Cost          $4,659,446
      Market Value . . . . . . . . . . .       -
   Neuberger & Berman Advisers
     Management Trust Partners
     Portfolio
      Shares           119,368
      Cost          $2,283,562
      Market Value . . . . . . . . . . .       -
   Neuberger & Berman Advisers
     Management Trust Balanced
     Portfolio
      Shares            33,443
      Cost            $528,725
      Market Value . . . . . . . . . . .       -
   Neuberger & Berman Advisers
     Management Trust Limited
     Maturity
      Bond Portfolio
      Shares            36,673
      Cost            $505,234
      Market Value . . . . . . . . . . .       -
   Fidelity VIPF Equity-Income
     Portfolio
      Shares            42,732
      Cost          $1,012,052
      Market Value . . . . . . . . . . .       -
   Fidelity VIPF High Income
     Portfolio
      Shares            12,703
      Cost            $161,870
      Market Value . . . . . . . . . . .       -
   Fidelity VIPF Overseas
     Portfolio
      Shares            33,211
      Cost            $655,253
      Market Value . . . . . . . . . . .       -
   Fidelity VIPF II Asset Manager
     Portfolio
      Shares            55,467
      Cost            $946,758
      Market Value . . . . . . . . . . .       -
   Alger American Small
     Capitalization Portfolio
      Shares             4,866
      Cost            $206,571
      Market Value . . . . . . . . . . .       -
   Alger American Growth Portfolio
      Shares            17,202
      Cost            $705,766
      Market Value . . . . . . . . . . .       -
  J.P. Morgan Bond Portfolio
      Shares            50,209
      Cost            $575,335
      Market Value . . . . . . . . . . .       -
  J.P. Morgan Equity Portfolio
      Shares           121,490
      Cost          $1,940,219
      Market Value . . . . . . . . . . .       -
  J.P. Morgan Small Company
    Portfolio
      Shares            30,061
      Cost            $416,904
      Market Value . . . . . . . . . . .       -
  J.P. Morgan International
    Opportunities Portfolio
      Shares            60,590
      Cost            $670,277
      Market Value . . . . . . . . . . .       -
   Morgan Stanley Universal
     Funds, Inc. Fixed Income
     Portfolio
      Shares           130,385
      Cost          $1,392,456
      Market Value . . . . . . . . . . .       -
   Morgan Stanley Universal Funds,
     Inc. High Yield Portfolio
      Shares            22,246
      Cost            $253,664
      Market Value . . . . . . . . . . .       -
   Morgan Stanley Universal Funds,
     Inc. Equity Growth Portfolio
      Shares             7,075
      Cost            $180,890
      Market Value . . . . . . . . . . .       -
   Morgan Stanley Universal Funds,
     Inc. Value Portfolio
      Shares             1,844
      Cost             $32,286
      Market Value . . . . . . . . . . .       -
   Morgan Stanley Universal Funds,
     Inc. Global Equity Portfolio
      Shares            15,044
      Cost            $189,658
      Market Value . . . . . . . . . . .       -
   Morgan Stanley Universal Funds,
     Inc. Emerging Market Equity
     Portfolio
      Shares             1,869
      Cost             $25,914
      Market Value . . . . . . . . . . .       -
  Bankers Trust Equity 500 Index Fund
      Shares           138,099
      Cost          $1,572,101
      Market Value . . . . . . . . . . .       -
  Bankers Trust Small Cap Index Fund
      Shares            66,491
      Cost            $708,458
      Market Value . . . . . . . . . . .       -
  Bankers Trust EAFE Equity
    Index Fund
      Shares            31,076
      Cost            $329,916
      Market Value . . . . . . . . . . .  $337,769
  Receivable from Hartford Life
    And Annuity Insurance Company. . . .       -
                                          --------
   Total Assets. . . . . . . . . . . . .   337,769
                                          --------

LIABILITIES:
  Payable to Hartford Life and
    Annuity Insurance Company. . . . . .       -
                                          --------
   Total Liabilities . . . . . . . . . .       -
                                          --------

   Net Assets. . . . . . . . . . . . . .  $337,769
                                          --------
                                          --------

VARIABLE LIFE INSURANCE POLICIES:
  Units Owned by Participants. . . . . .    30,598
  Unit Price . . . . . . . . . . . . . .  $10.6897

  Units Owned by Hartford Life
    and Annuity Insurance Company. . . .     1,000
  Unit Price . . . . . . . . . . . . . .  $10.6897


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
STATEMENT OF OPERATIONS  - UNAUDITED
FOR THE SIX MONTHS ENDED JUNE 30, 1998

                                                                                                     Hartford         HVA
                                                                                       Hartford       Capital        Money
                                                                                         Bond       Appreciation     Market
                                                                                       Fund, Inc.     Fund, Inc.    Fund, Inc.
                                                                                       Portfolio      Portfolio     Portfolio
                                                                                       ---------      ---------     ---------
INVESTMENT INCOME:
  Dividends ................................................................            $ 1,456         $   28       $109,846

EXPENSES:
  Mortality and expense risk undertakings ..............................                 (1,904)          (612)       (13,688)
                                                                                       ---------      ---------     ---------

    Net investment income (loss) ..................................                        (448)          (584)        96,158
                                                                                       ---------      ---------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions .........                            (627)             -             16
  Net unrealized appreciation (depreciation) of
      investments during the year .................................                      22,005          7,618              -
                                                                                       ---------      ---------     ---------
  Net realized and unrealized gain (loss) on investments ......................          21,378          7,618              -
                                                                                       ---------      ---------     ---------

    Net increase in net assets resulting from operations ............                   $20,930         $7,034       $ 96,158
                                                                                       ---------      ---------     ---------
                                                                                       ---------      ---------     ---------


                                                                                                                   Neuberger
                                                                                                                    & Berman
                                                                                       Neuberger      Neuberger     Advisers
                                                                                       & Berman       & Berman     Management
                                                                                        Advisers       Advisers      Trust
                                                                                       Management     Management    Limited
                                                                                         Trust          Trust       Maturity
                                                                                       Partners       Balanced        Bond
                                                                                       Portfolio      Portfolio     Portfolio
                                                                                       ---------      ---------     ---------
INVESTMENT INCOME:
  Dividends ................................................................           $ 36,993       $ 42,660        $15,780

EXPENSES:
  Mortality and expense risk undertakings ..............................                 (2,437)        (1,104)          (945)
                                                                                       ---------      ---------     ---------

    Net investment income (loss) ..................................                      34,556         41,556         14,835
                                                                                       ---------      ---------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions .........                         (20,314)       (17,235)             1
  Net unrealized appreciation (depreciation) of
      investments during the year .................................                       5,843          8,512         (9,268)
                                                                                       ---------      ---------     ---------
  Net realized and unrealized gain (loss) on investments ......................         (14,471)        (8,723)        (9,267)
                                                                                       ---------      ---------     ---------

    Net increase in net assets resulting from operations ............                  $ 20,085       $ 32,833        $ 5,568
                                                                                       ---------      ---------     ---------
                                                                                       ---------      ---------     ---------


                                                                                       Fidelity       Fidelity
                                                                                         VIPF           VIPF        Fidelity
                                                                                        Equity-         High          VIPF
                                                                                        Income         Income       Overseas
                                                                                       Portfolio      Portfolio     Portfolio
                                                                                       ---------      ---------     ---------
INVESTMENT INCOME:
  Dividends ................................................................            $32,793        $14,178        $26,241

EXPENSES:
  Mortality and expense risk undertakings ..............................                 (2,560)          (427)        (1,698)
                                                                                       ---------      ---------     ---------

    Net investment income (loss) ..................................                      30,233         13,751         24,543
                                                                                       ---------      ---------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions .........                           2,370            751          7,877
  Net unrealized appreciation (depreciation) of
      investments during the year .................................                      31,288         (9,703)        22,517
                                                                                       ---------      ---------     ---------
  Net realized and unrealized gain (loss) on investments ......................          33,658         (8,952)        30,394
                                                                                       ---------      ---------     ---------

    Net increase in net assets resulting from operations ............                   $63,891        $ 4,799        $54,937
                                                                                       ---------      ---------     ---------
                                                                                       ---------      ---------     ---------


                                                                                       Fidelity       Alger
                                                                                        VIPF II       American       Alger
                                                                                         Asset         Small        American
                                                                                        Manager    Capitalization    Growth
                                                                                       Portfolio      Portfolio     Portfolio
                                                                                       ---------      ---------     ---------
INVESTMENT INCOME:
  Dividends ................................................................            $13,993        $17,750       $108,646

EXPENSES:
  Mortality and expense risk undertakings ..............................                   (801)          (417)        (2,087)
                                                                                       ---------      ---------     ---------

    Net investment income (loss) ..................................                      13,192         17,333        106,559
                                                                                       ---------      ---------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions .........                             747            120            513
  Net unrealized appreciation (depreciation) of
      investments during the year .................................                       3,719         (2,912)        45,043
                                                                                       ---------      ---------     ---------
  Net realized and unrealized gain (loss) on investments ......................           4,466         (2,792)        45,556
                                                                                       ---------      ---------     ---------

    Net increase in net assets resulting from operations ............                   $17,658        $14,541       $152,115
                                                                                       ---------      ---------     ---------
                                                                                       ---------      ---------     ---------


                                                                                                           J.P.           J.P.
                                                                                     J.P.        J.P.     Morgan         Morgan
                                                                                    Morgan      Morgan     Small      International
                                                                                     Bond       Equity    Company     Opportunities
                                                                                  Portfolio   Portfolio  Portfolio      Portfolio
                                                                                  ---------   ---------  ---------      ---------
INVESTMENT INCOME:
  Dividends ................................................................       $ 1,185     $ 2,960    $ 3,690        $   866
EXPENSES:
  Mortality and expense risk undertakings ..............................              (988)     (1,416)      (722)          (288)
                                                                                  ---------   ---------  ---------      ---------

    Net investment income (loss) ..................................                    197       1,544      2,968            578
                                                                                  ---------   ---------  ---------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions .........                       (279)      1,328      2,918            -
  Net unrealized appreciation (depreciation) of
      investments during the year .................................                 11,111      36,423     (6,570)        (8,639)
                                                                                  ---------   ---------  ---------      ---------
  Net realized and unrealized gain (loss) on investments ......................     10,832      37,751     (3,652)        (8,639)
                                                                                  ---------   ---------  ---------      ---------
    Net increase in net assets resulting from operations ............              $11,029     $39,295    $  (684)       $(8,061)
                                                                                  ---------   ---------  ---------      ---------
                                                                                  ---------   ---------  ---------      ---------


                                                                                        Morgan         Morgan        Morgan
                                                                                        Stanley        Stanley       Stanley
                                                                                       Universal      Universal     Universal
                                                                                      Funds, Inc.    Funds, Inc.   Funds, Inc.
                                                                                         Fixed          High         Equity
                                                                                        Income          Yield        Growth
                                                                                       Portfolio      Portfolio     Portfolio
                                                                                       ---------      ---------     ---------
INVESTMENT INCOME:
  Dividends ................................................................            $     -         $    -         $    -

EXPENSES:
  Mortality and expense risk undertakings ..............................                 (1,061)          (152)          (254)
                                                                                       ---------      ---------     ---------

    Net investment income (loss) ..................................                      (1,061)          (152)          (254)
                                                                                       ---------      ---------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions .........                             119              -             47
  Net unrealized appreciation (depreciation) of
      investments during the year .................................                      13,753          1,259          4,766
                                                                                       ---------      ---------     ---------
  Net realized and unrealized gain (loss) on investments ......................          13,872          1,259          4,813
                                                                                       ---------      ---------     ---------

    Net increase in net assets resulting from operations ............                   $12,811         $1,107         $4,559
                                                                                       ---------      ---------     ---------
                                                                                       ---------      ---------     ---------


                                                                                                                     Morgan
                                                                                                       Morgan       Stanley
                                                                                        Morgan        Stanley       Universal
                                                                                        Stanley       Universal    Funds, Inc.
                                                                                       Universal     Funds, Inc.    Emerging
                                                                                      Funds, Inc.      Global        Market
                                                                                         Value         Equity        Equity
                                                                                       Portfolio      Portfolio     Portfolio
                                                                                       ---------      ---------     ---------
INVESTMENT INCOME:
  Dividends ................................................................               $  -         $    -        $     -

EXPENSES:
  Mortality and expense risk undertakings ..............................                    (36)          (488)           (30)
                                                                                       ---------      ---------     ---------

    Net investment income (loss) ..................................                         (36)          (488)           (30)
                                                                                       ---------      ---------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions .........                               -            219              -
  Net unrealized appreciation (depreciation) of
      investments during the year .................................                         631          8,475           (996)
                                                                                       ---------      ---------     ---------
  Net realized and unrealized gain (loss) on investments ......................             631          8,694           (996)
                                                                                       ---------      ---------     ---------

    Net increase in net assets resulting from operations ............                      $595         $8,206        $(1,026)
                                                                                       ---------      ---------     ---------
                                                                                       ---------      ---------     ---------


                                                                                        Bankers        Bankers       Bankers
                                                                                         Trust          Trust         Trust
                                                                                         Equity         Small          EAFE
                                                                                          500            Cap          Equity
                                                                                         Index          Index         Index
                                                                                          Fund           Fund          Fund
                                                                                       Portfolio      Portfolio     Portfolio
                                                                                       ---------      ---------     ---------
INVESTMENT INCOME:
  Dividends ................................................................           $      -        $     -         $    -

EXPENSES:
  Mortality and expense risk undertakings ..............................                 (2,181)          (394)          (195)
                                                                                       ---------      ---------     ---------

    Net investment income (loss) ..................................                      (2,181)          (394)          (195)
                                                                                       ---------      ---------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions .........                           6,885              -              -
  Net unrealized appreciation (depreciation) of
      investments during the year .................................                      96,115         15,826          7,853
                                                                                       ---------      ---------     ---------
  Net realized and unrealized gain (loss) on investments ......................         103,000         15,826          7,853
                                                                                       ---------      ---------     ---------

    Net increase in net assets resulting from operations ............                  $100,819        $15,432         $7,658
                                                                                       ---------      ---------     ---------
                                                                                       ---------      ---------     ---------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
STATEMENT OF CHANGES IN NET ASSETS - UNAUDITED
FOR THE SIX MONTHS ENDED JUNE 30, 1998



                                                                                                         NEUBERGER
                                                                                                          & BERMAN
                                                                           HARTFORD          HVA          ADVISERS
                                                             HARTFORD       CAPITAL         MONEY        MANAGEMENT
                                                               BOND      APPRECIATION       MARKET         TRUST
                                                            FUND, INC.    FUND, INC.      FUND, INC.      PARTNERS
                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                           -----------    -----------    -----------    -----------
OPERATIONS:
  Net Investment Income (Loss). . . . . . . . . . . . .    $      (448)   $      (584)   $    96,158    $    34,556
  Net realized gain (loss) on investment transactions .           (627)             -              -        (20,314)
  Net unrealized appreciation (depreciation) of
    investments during the year . . . . . . . . . . . .    22,005          7,618              -          5,843
                                                           -----------    -----------    -----------    -----------

    Net increase in net assets resulting from operations        20,930          7,034         96,158         20,085
                                                           -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Premiums. . . . . . . . . . . . . . . . . . . . . . .        448,147        109,489      4,417,968      1,853,721
  Administrative fees . . . . . . . . . . . . . . . . .             (7)          (353)        (6,982)        (1,509)
  Cost of insurance . . . . . . . . . . . . . . . . . .            (47)        (4,361)      (200,080)       (34,022)
  Other activity. . . . . . . . . . . . . . . . . . . .         28,118         (2,849)      (838,298)       236,171

                                                           -----------    -----------    -----------    -----------
    Net increase in net assets resulting
      from unit transactions. . . . . . . . . . . . . .        476,211        101,926      3,372,608      2,054,361
                                                           -----------    -----------    -----------    -----------

    Total increase in net assets. . . . . . . . . . . .        497,141        108,960      3,468,766      2,074,446

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . .        261,318        143,429      1,190,680        239,296
                                                           -----------    -----------    -----------    -----------
  End of year . . . . . . . . . . . . . . . . . . . . .    $   758,459    $   252,389    $ 4,659,446    $ 2,313,742
                                                           -----------    -----------    -----------    -----------
                                                           -----------    -----------    -----------    -----------


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
STATEMENT OF CHANGES IN NET ASSETS - UNAUDITED
FOR THE SIX MONTHS ENDED JUNE 30, 1998

                                                                          NEUBERGER
                                                                           & BERMAN
                                                             NEUBERGER     ADVISERS
                                                             & BERMAN     MANAGEMENT
                                                             ADVISERS        TRUST        FIDELITY       FIDELITY
                                                            MANAGEMENT      LIMITED         VIPF           VIPF         FIDELITY
                                                              TRUST        MATURITY        EQUITY-         HIGH           VIPF
                                                             BALANCED        BOND          INCOME         INCOME        OVERSEAS
                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                           -----------    -----------    -----------    -----------    -----------

OPERATIONS:
  Net Investment Income (Loss). . . . . . . . . . . . .    $    41,556    $    14,835    $    30,233    $    13,751    $    24,543
  Net realized gain (loss) on investment transactions .        (17,235)             1          2,370            751          7,877
  Net unrealized appreciation (depreciation) of
    investments during the year . . . . . . . . . . . .          8,512         (9,268)        31,288         (9,703)        22,517
                                                           -----------    -----------    -----------    -----------    -----------

 Net increase in net assets resulting
    from operations . . . . . . . . . . . . . . . . . .         32,833          5,568         63,891          4,799         54,937
                                                           -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Premiums  . . . . . . . . . . . . . . . . . . . . . .        596,448        247,558        487,726         55,338        326,634
  Administrative fees . . . . . . . . . . . . . . . . .           (132)          (186)          (541)          (166)          (253)
  Cost of insurance . . . . . . . . . . . . . . . . . .         (7,291)        (2,561)       (13,915)        (2,137)        (9,554)
  Other activity. . . . . . . . . . . . . . . . . . . .       (109,540)         1,941        225,051            771         (2,160)

                                                           -----------    -----------    -----------    -----------    -----------
   Net increase in net assets resulting from
      unit transactions . . . . . . . . . . . . . . . .        479,485        246,752        698,321         53,806        314,667
                                                           -----------    -----------    -----------    -----------    -----------

    Total increase in net assets  . . . . . . . . . . .        512,318        252,320        762,212         58,605        369,604

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . .         31,897        246,265        495,012        103,614        316,210
                                                           -----------    -----------    -----------    -----------    -----------
  End of year . . . . . . . . . . . . . . . . . . . . .    $   544,215    $   498,585    $ 1,257,224    $   162,219    $   685,814
                                                           -----------    -----------    -----------    -----------    -----------
                                                           -----------    -----------    -----------    -----------    -----------



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
STATEMENT OF CHANGES IN NET ASSETS - UNAUDITED
FOR THE SIX MONTHS ENDED JUNE 30, 1998

                                                             FIDELITY       ALGER
                                                             VIPF II       AMERICAN         ALGER          J.P.
                                                              ASSET          SMALL        AMERICAN        MORGAN
                                                             MANAGER    CAPITALIZATION     GROWTH          BOND
                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                           -----------    -----------    -----------    -----------
OPERATIONS:
  Net Investment Income (Loss). . . . . . . . . . . . .    $    13,192    $    17,333    $   106,559    $       197
  Net realized gain (loss) on investment transactions .            747            120            513           (279)

  Net unrealized appreciation (depreciation) of
    investments during the year . . . . . . . . . . . .          3,719         (2,912)        45,043         11,111
                                                           -----------    -----------    -----------    -----------

 Net increase in net assets resulting
    from operations . . . . . . . . . . . . . . . . . .         17,658         14,541        152,115         11,029
                                                           -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Premiums  . . . . . . . . . . . . . . . . . . . . . .        860,601        106,107         94,497        580,839
  Administrative fees . . . . . . . . . . . . . . . . .           (605)          (168)          (282)           (80)
  Cost of insurance . . . . . . . . . . . . . . . . . .         (6,172)        (2,867)        (5,020)        (6,664)
  Other activity. . . . . . . . . . . . . . . . . . . .         (1,766)         2,409          4,048          2,019

                                                           -----------    -----------    -----------    -----------
   Net increase in net assets resulting
      from unit transactions. . . . . . . . . . . . . .        852,058        105,481         93,243        576,114
                                                           -----------    -----------    -----------    -----------

    Total increase in net assets  . . . . . . . . . . .        869,716        120,022        245,358        587,143

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . .         93,495         91,927        550,074              -
                                                           -----------    -----------    -----------    -----------
  End of year . . . . . . . . . . . . . . . . . . . . .    $   963,211    $   211,949    $   795,432    $   587,143
                                                           -----------    -----------    -----------    -----------
                                                           -----------    -----------    -----------    -----------




HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
STATEMENT OF CHANGES IN NET ASSETS - UNAUDITED
FOR THE SIX MONTHS ENDED JUNE 30, 1998

                                                                                                          MORGAN
                                                                                                          STANLEY
                                                                              J.P.          J.P.         UNIVERSAL
                                                               J.P.          MORGAN        MORGAN       FUNDS, INC.
                                                              MORGAN         SMALL      INTERNATIONAL      FIXED
                                                                EQUITY      COMPANY     OPPORTUNITIES      INCOME
                                                             PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                           -----------    -----------    -----------    -----------
OPERATIONS:
  Net Investment Income (Loss). . . . . . . . . . . . .    $     1,544    $     2,968    $       578    $    (1,061)
  Net realized gain (loss) on
    investment transactions . . . . . . . . . . . . . .          1,328          2,918              -            119

  Net unrealized appreciation (depreciation) of
    investments during the year . . . . . . . . . . . .         36,423         (6,570)        (8,639)        13,753
                                                           -----------    -----------    -----------    -----------
 Net increase in net assets resulting
    from operations . . . . . . . . . . . . . . . . . .         39,295           (684)        (8,061)        12,811
                                                           -----------    -----------    -----------    -----------
UNIT TRANSACTIONS:
  Premiums  . . . . . . . . . . . . . . . . . . . . . .      1,943,635        422,369        670,590      1,229,677
  Administrative fees . . . . . . . . . . . . . . . . .            (72)           (67)            (5)          (154)
  Cost of insurance . . . . . . . . . . . . . . . . . .         (5,460)        (4,872)           (42)       (12,528)
  Other activity. . . . . . . . . . . . . . . . . . . .           (402)       (10,320)          (140)       160,564

                                                           -----------    -----------    -----------    -----------
   Net increase in net assets resulting
      from unit transactions. . . . . . . . . . . . . .      1,937,701        407,110        670,403      1,377,559
                                                           -----------    -----------    -----------    -----------

    Total increase in net assets  . . . . . . . . . . .      1,976,996        406,426        662,342      1,390,370

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . .              -              -              -         15,176
                                                           -----------    -----------    -----------    -----------
  End of year . . . . . . . . . . . . . . . . . . . . .    $ 1,976,996    $   406,426    $   662,342    $ 1,405,546
                                                           -----------    -----------    -----------    -----------
                                                           -----------    -----------    -----------    -----------


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
STATEMENT OF CHANGES IN NET ASSETS - UNAUDITED
FOR THE SIX MONTHS ENDED JUNE 30, 1998

                                                             MORGAN         MORGAN                        MORGAN
                                                             STANLEY        STANLEY        MORGAN         STANLEY
                                                            UNIVERSAL      UNIVERSAL       STANLEY       UNIVERSAL
                                                           FUNDS, INC.    FUNDS, INC.     UNIVERSAL     FUNDS, INC.
                                                              HIGH          EQUITY       FUNDS, INC.      GLOBAL
                                                              YIELD         GROWTH          VALUE         EQUITY
                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                           -----------    -----------    -----------    -----------
OPERATIONS:
  Net Investment Income (Loss). . . . . . . . . . . . .    $      (152)   $      (254)   $       (36)   $      (488)
  Net realized gain (loss) on investment transactions .              -             47              -            219

  Net unrealized appreciation (depreciation) of
    investments during the year . . . . . . . . . . . .          1,259          4,766            631          8,475
                                                           -----------    -----------    -----------    -----------
 Net increase in net assets resulting
    from operations . . . . . . . . . . . . . . . . . .          1,107          4,559            595          8,206
                                                           -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Premiums  . . . . . . . . . . . . . . . . . . . . . .        247,378         14,720         22,424         14,873
  Administrative fees . . . . . . . . . . . . . . . . .           (133)           (28)            (3)           (28)
  Cost of insurance . . . . . . . . . . . . . . . . . .         (1,289)        (2,592)           (43)        (5,211)
  Other activity. . . . . . . . . . . . . . . . . . . .         (1,746)        90,796           (120)       180,307

                                                           -----------    -----------    -----------    -----------
   Net increase in net assets resulting
      from unit transactions. . . . . . . . . . . . . .        244,210        102,896         22,258        189,941
                                                           -----------    -----------    -----------    -----------

 Total increase in net assets . . . . . . . . . . . . .        245,317        107,455         22,853        198,147

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . .              -              -              -              -
                                                           -----------    -----------    -----------    -----------
  End of year . . . . . . . . . . . . . . . . . . . . .    $   245,317    $   107,455    $    22,853    $   198,147
                                                           -----------    -----------    -----------    -----------
                                                           -----------    -----------    -----------    -----------



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
STATEMENT OF CHANGES IN NET ASSETS - UNAUDITED
FOR THE SIX MONTHS ENDED JUNE 30, 1998

                                                            MORGAN
                                                            STANLEY         BANKERS       BANKERS         BANKERS
                                                            UNIVERSAL       TRUST          TRUST          TRUST
                                                           FUNDS, INC.      EQUITY         SMALL           EAFE
                                                            EMERGING         500            CAP           EQUITY
                                                             MARKET         INDEX          INDEX           INDEX
                                                             EQUITY          FUND           FUND           FUND
                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                           -----------    -----------    -----------    -----------
OPERATIONS:
  Net Investment Income (Loss). . . . . . . . . . . . .    $       (30)   $    (2,181)   $      (394)   $      (195)
  Net realized gain (loss) on
    investment transactions . . . . . . . . . . . . . .              -          6,885              -              -

  Net unrealized appreciation (depreciation) of
    investments during the year . . . . . . . . . . . .           (996)        96,115         15,826          7,853
                                                           -----------    -----------    -----------    -----------
 Net increase in net assets
    resulting from operations . . . . . . . . . . . . .         (1,026)       100,819         15,432          7,658
                                                           -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Premiums  . . . . . . . . . . . . . . . . . . . . . .         17,228      1,590,977        771,016        342,317
  Administrative fees . . . . . . . . . . . . . . . . .             (8)          (437)          (401)          (179)
  Cost of insurance . . . . . . . . . . . . . . . . . .            (98)       (16,062)        (3,925)        (1,748)
  Other activity. . . . . . . . . . . . . . . . . . . .         (1,213)       (13,946)       (57,838)       (10,279)

                                                           -----------    -----------    -----------    -----------
   Net increase in net assets resulting
      from unit transactions. . . . . . . . . . . . . .         15,909      1,560,532        708,852        330,111
                                                           -----------    -----------    -----------    -----------

 Total increase in net assets . . . . . . . . . . . . .         14,883      1,661,351        724,284        337,769

NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . .              -              -              -              -
                                                           -----------    -----------    -----------    -----------
  End of year . . . . . . . . . . . . . . . . . . . . .    $    14,883    $ 1,661,351    $   724,284    $   337,769
                                                           -----------    -----------    -----------    -----------
                                                           -----------    -----------    -----------    -----------